Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt and Capital Lease Obligations Related to Continuing Operations

The Company’s debt and capital lease obligations related to continuing operations at December 31 consisted of (amounts in thousands):

	2012	2011

$925 Million Credit Facility	$545,000	$600,000
3.75% Convertible Senior Notes, net of unamortized discount of $26,961 and $40,754	333,039	319,246
6.75% Senior Notes	152,180	152,180
Capital lease obligations	1,644	2,399

Total debt	1,031,863	1,073,825
Less amounts due within one year	(130,358)	(755)

Total long-term debt	$901,505	$1,073,070

Annual Maturities of Long-Term Debt Excluding Capital Lease Obligations

Annual maturities of long-term debt, excluding capital lease obligations, are as follows (amounts in thousands):

	$925 Million Credit Facility	3.75% Convertible Senior Notes	6.75% Senior Notes (1)	Total

2013	$—	$—	$—	$—
2014	—	360,000	152,180	512,180
2015	545,000	—	—	545,000
2016	—	—	—	—
2017	—	—	—	—
Years thereafter	—	—	—	—

Total	$545,000	$360,000	$152,180	$1,057,180

(1)	On January 17, 2013, the Company redeemed all of its outstanding 6.75% Senior Notes at par, which was funded using operational cash flow and borrowings under the revolving credit line of the Company’s credit facility.